Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings (Loss) per Share
11.
Earnings (Loss) per Share

The calculations of basic earnings (loss) per share and diluted earnings (loss) per share are as follows:

	Consolidated net income (loss)	Weighted average number of shares	Per share amount
	(’000)
Year ended December 31, 2023
Basic loss per share	$(50,448)	52,116,203	$(0.9680)
Effect of dilutive securities — Stock options		—
Effect of dilutive securities — Equity awards		—
Diluted loss per share	$(50,448)	52,116,203	$(0.9680)

	Consolidated net income (loss)	Weighted average number of shares	Per share amount
	(’000)
Year ended December 31, 2024
Basic earnings per share	$29,146	58,851,561	$0.4952
Effect of dilutive securities — Stock options		—
Effect of dilutive securities — Equity awards		802,196
Diluted earnings per share	$29,146	59,653,757	$0.4886

	Consolidated net income (loss)	Weighted average number of shares	Per share amount
	(’000)
Year ended December 31, 2025
Basic Income per share	$110	60,467,892	$0.0018
Effect of dilutive securities — Stock options		—
Effect of dilutive securities — Equity awards		430,708
Diluted Income per share	$110	60,898,600	$0.0018